Private Placements	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placements
Private Placements
Note 4—Private Placements
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 5,500,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant with the Sponsor, generating gross proceeds of $5.5 million. On October 18, 2021, the Company and the Sponsor entered into a warrants purchase agreement whereby the Sponsor agreed to purchase an aggregate of 1,500,000 Private Placement Warrants for aggregate proceeds to the Company of $1.5 million, with each warrant having substantially the same terms as the Private Placement Warrants issued concurrent with the Initial Public Offering.
Each whole Private Placement Warrant is exercisable for one whole share of Class A ordinary shares at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
for cash and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.

Note 4 — Private Placements
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 5,500,000 Private Placement Warrants, at a price of $1.00 per Private Placement Warrant with the Sponsor, generating gross proceeds of $5.5 million. On October 18, 2021, the Company and the Sponsor entered into a warrants purchase agreement whereby the Sponsor agreed to purchase an aggregate of 1,500,000 Private Placement Warrants for aggregate proceeds to the Company of $1.5 million, with each warrant having substantially the same terms as the Private Placement Warrants issued concurrent with the Initial Public Offering.
Each whole Private Placement Warrant is exercisable for one whole share of Class A ordinary shares at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor were added to the proceeds from the Initial Public Offering held in the Trust Account. If the
Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
for cash and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.